UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21037

                         BlackRock New York Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.2%
			Multi-State—6.5%
Baa1	$2,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,800,675

			New York—115.0%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	200		Ser. A, 7.00%, 5/01/25	05/15 @ 102	190,430
NR	130		Ser. A, 7.00%, 5/01/35	05/15 @ 102	121,160
			Dorm. Auth. RB,
AA-	2,750	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,942,776
AAA	2,500		Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,598,275
BB+	500		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	507,005
AAA	2,500		Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,633,150
AA	2,000		Dutchess Cnty. Ind. Dev. Agcy. Civic Facs. RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,107,980
AAA	2,750	[5]	Env. Facs. Corp. RB, Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,866,353
AA-	1,000		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	1,081,950
A	3,000		Met. Transp. Auth. RB, Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,100,410
Aa1	2,980		Mtg. Agcy. RB, Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,040,464
AA-	3,000		New York City GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,155,730
A2	1,100		New York City Hlth. & Hosp. Corp. Hlth. Sys. RB, Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,128,908
AA	2,500		New York City Hsg. Dev. Corp. Multi-Fam. Hsg. RB, Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,552,875
			New York City Indl. Dev. Agcy. RB,
B-	1,250		American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	1,386,300
B-	1,000		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	1,114,260
AAA	2,500		New York City Mun. Wtr. Fin. Auth. RB, Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,606,325
BBB	1,445		New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	1,510,198
			Port Auth. of NY & NJ RB,
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,877,572
Caa2	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/06 @ 100	2,642,822
			Suffolk Cnty. Indl. Dev. Agcy. RB,
BBB-	260		Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	256,916
A	500		Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	511,435
AAA	3,000	[4]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	3,316,230
AAA	5,000	[4]	Urban Dev. Corp. RB, Ser. A, 5.25%, 3/15/12	N/A	5,386,050

					49,635,574

			Puerto Rico—31.7%
BBB	3,650		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	3,746,287
A3	2,000		Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,046,140
AAA	2,000	[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,161,500
			Pub. Bldgs. Auth. Gov’t. Facs. RB,
A-	1,980	[4]	Ser. D, 5.25%, 7/01/12	N/A	2,128,757
BBB	720		Ser. D, 5.25%, 7/01/27	07/12 @ 100	738,007
			Pub. Impvt. GO,
AAA	925	[4]	Ser. A, 5.125%, 7/01/11	N/A	986,744
BBB	1,825		Ser. A, 5.125%, 7/01/31	07/11 @ 100	1,846,444

					13,653,879

			Total Long-Term Investments (cost $62,042,811)		66,090,128

1

BlackRock New York Municipal Bond Trust (BQH)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.1%
50	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $50,000)	$ 50,000

	Total Investments—153.3% (cost $62,092,8116)	$ 66,140,128
	Other assets in excess of liabilities—2.8%	1,210,443
	Preferred shares at redemption value, including dividends payable—(56.1)%	(24,202,001)

	Net Assets Applicable to Common Shareholders—100%	$ 43,148,570

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 6.5% of its net assets, with a current market value of $2,800,675, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security pledged as collateral.
[6]	Cost for Federal income tax purposes is $62,085,302. The net unrealized appreciation on a tax basis is $4,054,826, consisting of $4,090,562 gross unrealized appreciation and $35,736 gross unrealized depreciation.

KEY TO ABBREVIATIONS

FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
GO	—	General Obligation	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock New York Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006